Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 31, 2011
WCM Focused International Growth Fund (Prospectus Summary): | WCM Focused International Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	WCM Focused International Growth Fund
Supplement Text	ck0001318342_SupplementTextBlock

WCM Focused International Growth Fund

A series of the Investment Managers Series Trust

Supplement dated August 31, 2011 to the

Prospectus and Statement of Additional Information (“SAI”) dated May 31, 2011

Effective August 31, 2011, WCM Focused International Growth Fund shares with the ticker WCMIX are designated as “Institutional Class” shares.  Accordingly, all references in the Prospectus and SAI to Fund shares refer to the Institutional Class shares of the Fund.

In addition, the maximum Shareholder Service Fee is lowered from 0.25% to 0.15% of the Fund’s average daily net assets.  Therefore, the Fund’s Prospectus and SAI is supplemented by

a.	replacing the “Fees and Expenses” table on page 1 of the Prospectus with the following table:

Please file this Supplement with your records .

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
WCM Focused International Growth Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WCMIX
Maximum sales charge (load) imposed on purchases(as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage ofthe lesser of the value redeemed or the amount invested)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee if redeemed within 30 days of purchase(as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Wire fee	rr_MaximumAccountFee	20
Retirement account fees (annual maintenance and redemption requests)	rr_ShareholderFeeOther	15
Management fees	rr_ManagementFeesOverAssets	0.85%
Distribution (Rule 12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses (includes shareholder service fee of up to 0.15%)	rr_OtherExpensesOverAssets	0.54%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.64%
Fee waiver and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursements	rr_NetExpensesOverAssets	1.25%	[2]

[1]	“Other Expenses” have been estimated for the current fiscal year.
[2]	The Fund’s advisor has contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.25% of average daily net assets of the Fund. This agreement is in effect until August 31, 2012, and it may be terminated before that date only by the Trust’s Board of Trustees. The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it paid for three years from the date of any such waiver or payment.